Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (6,118,563)	$ (936,923)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Vessel depreciation	3,252,516	3,197,218
Amortization of deferred charges	70,352	82,527
Share-based compensation	124,212	90,809
Unrealized loss on derivatives	617,008	209,661
Changes in operating assets and liabilities	1,795,756	6,428,063
Net cash provided by / (used in) operating activities	(258,719)	9,071,355
Cash flows from investing activities:
Cash paid for vessel capitalized expenses	(231,262)	(562,494)
Net cash used in investing activities	(231,262)	(562,494)
Cash flows from financing activities:
Redemption of Series B preferred shares		(4,300,000)
Preferred dividends paid	(713,553)
Loan arrangement fees paid		(22,500)
Proceeds from long-term bank loans		4,500,000
Repayment of long-term bank loans	(3,537,000)	(7,957,000)
Net cash used in financing activities	(4,250,553)	(7,779,500)
Net increase / (decrease) in cash and cash equivalents and restricted cash	(4,740,534)	729,361
Cash, cash equivalents and restricted cash at beginning of period	9,129,442	7,754,927
Cash, cash equivalents and restricted cash at end of period	4,388,908	8,484,288
Cash breakdown
Cash and cash equivalents	901,608	4,742,410
Restricted cash, current	787,300	1,141,878
Restricted cash, long term	2,700,000	2,600,000
Cash, cash equivalents and restricted cash at end of period	$ 4,388,908	$ 8,484,288